Asset Purchase Agreement (Details Narrative) - USD ($)	1 Months Ended
	Mar. 20, 2023	Dec. 31, 2023
Asset Purchase Agreement
Restricted shares issued for acquisition, value	$ 875,000
Assets reevaluated		$ 0
Restricted shares issued for acquisition	5,000,000
Total purchase price	$ 875,000